Vehicles, Furniture and Equipment: (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Vehicles, Furniture and Equipment (Textual)
Depreciation	$ 5,002	$ 271	$ 928	$ 542